Document And Entity Information	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity Registrant Name	ICF International, Inc.
Entity Central Index Key	0001362004
Entity Emerging Growth Company	false
Entity File Number	001-33045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3661438
Entity Address, Address Line One	1902 Reston Metro Plaza
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	934-3000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ICFI
Security Exchange Name	NASDAQ